Consolidated Statements of Operations - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
OPERATING EXPENSES:
General and administrative	$ 2,528	$ 13,095,341
LOSS FROM OPERATIONS	(2,528)	(13,095,341)
Other expense:
Interest earned on marketable securities held in Trust Account		12,391
Loss in initial issuance of Private Placement Warrants		(1,272,500)
Change in fair value of warrant liabilities		(704,000)
Total other (expense), net		(1,964,109)
Net loss	$ (2,528)	$ (15,059,450)
Weighted average shares outstanding, Class A common stock		19,679,178
Basic and diluted net loss per share, Class A common stock		(0.61)
Weighted average shares outstanding, Class B common stock	4,500,000	5,141,712
Basic and diluted net loss per share, Class B common stock	$ 0.00	$ (0.61)
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
REVENUE:
Collaboration revenue		$ 0	$ 962,000
Grant revenue		1,595,000	785,000
Total revenue		1,595,000	1,747,000
OPERATING EXPENSES:
Research and development		89,832,000	42,866,000
General and administrative		20,321,000	11,165,000
Total operating expenses		110,153,000	54,031,000
LOSS FROM OPERATIONS		(108,558,000)	(52,284,000)
Other expense:
Interest income		37,000	83,000
Interest expense		(2,419,000)	(1,028,000)
Change in fair value of warrant liabilities		(1,370,000)	(22,000)
Total other (expense), net		(3,752,000)	(967,000)
Net loss		(112,310,000)	(53,251,000)
Preferred stock dividends		(17,453,000)	(13,445,000)
Net loss available to common stockholders		$ (129,763,000)	$ (66,696,000)
Net loss per share available to common stockholders — basic and diluted		$ (38.36)	$ (20.76)
Weighted-average common stock outstanding — basic and diluted		3,382,860	3,211,968